Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020	Mar. 31, 2019
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards	[2]	¥ 183,410	[1]	¥ 151,383
Valuation allowance		163,164	[1],[2]	129,150	[2]	¥ 165,278	¥ 158,581
Mizuho Securities Company Limited
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		73,736		85,001
Valuation allowance		46,734		¥ 56,928
Mizuho Financial Group, Inc. [Member]
Schedule Of Deferred Income Tax Assets And Liabilities [Line Items]
Net operating loss carryforwards		26,633
Valuation allowance		¥ 24,675

[1]	The amount includes ¥0 million related to MHFG’s net operating loss carryforwards resulting mainly from intercompany capital transactions in relation to the share buyback conducted by MHSC as of March 31, 2022. The tax effect of the net operating loss carryforwards is substantially offset by ¥0 million of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.
[2]	The amount includes ¥85,001 million and ¥0 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2021 and 2022, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥56,928 million and ¥0 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.